Vanguard Global ESG Select Stock Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retail Prospectus [Member] | Vanguard Global ESG Select Stock Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	13.51%	19.51%	(10.84%)	22.20%	19.31%